CARE AND MAINTENANCE	12 Months Ended
Dec. 31, 2020
Care And Maintenance [Abstract]
CARE AND MAINTENANCE [Text Block]

19. CARE AND MAINTENANCE

December 31,
2020

Depreciation and depletion	$214
Salaries, wages and benefits	2,473
Direct general and administrative	2,546
$5,233

In November 2019, the Company suspended mining operations at the El Cubo mine. The mine has remained on care and maintenace and for the year ended December 31, 2020, the Company recognized an expense of $3,010.

On March 31, 2020, the Mexican government declared a national health emergency with extraordinary measures due to the COVID 19 pandemic, which included the suspension of non essential businesses, at which time mining was not considered to be essential. As of April 1, 2020 the Company temporarily suspended operations at the Guanacevi, Bolañitos and El Compas mines.  The suspension of activities ceased in May 2020, when mining was declared an essential business.  The Company recognized care and maintenance expense totaling $886 for the Guanacevi mine, $832 for the Bolañitos mine and $505 for El Compas mine during the suspension period.